Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preference shares	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership changes Limited partners	Ownership changes General partner	Accumulated other compre-hensive (loss) income Limited partners	Accumulated other compre-hensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests Limited partnership units of Brookfield Office Properties Exchange LP	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Class A shares of Brookfield Property REIT Inc. Class A	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2017	$ 35,124	$ 7,395	$ 6		$ 5,613	$ 4	$ 1,878	$ 2	$ 140	$ 0	$ (236)	$ 0	$ 14,500	$ 285	$ 0	$ 0	$ 12,938
Net (loss) income	3,654	764					764						1,085	17		112	1,676
Other comprehensive income (loss)	(416)	(178)									(178)		(252)	(4)		(26)	44
Total comprehensive income (loss)	3,238	586					764				(178)		833	13		86	1,720
Distributions	(3,798)	(410)					(410)						(551)	(9)		(89)	(2,739)
Issuances / repurchases of equity interests in operating subsidiaries	12,176	2,225			2,137		2		86				27			3,387	6,537
Exchange of exchangeable units	0	173			156				19		(2)		31	(204)
Conversion of Class A shares of Brookfield Property REIT Inc.	0	1,377			1,081				296				305			(1,682)
Change in relative interests of non-controlling interests	0	1,007	(2)						1,116	(2)	(109)		(2,405)	11		1,389
Ending balance at Dec. 31, 2018	46,740	12,353	4	$ 0	8,987	4	2,234	2	1,657	(2)	(525)	0	12,740	96	0	3,091	18,456
Net (loss) income	3,654	764					764						1,085	17		112	1,676
Comprehensive income	3,238	586					764				(178)		833	13		86	1,720
Limited partners	3,798	410					410						551	9		89	2,739
Issuances / repurchases of equity interests in operating subsidiaries	12,176	2,225			2,137		2		86				27			3,387	6,537
Other comprehensive income (loss)	(416)	(178)									(178)		(252)	(4)		(26)	44
Net (loss) income	3,157	884	0				884	0					896	6	1	169	1,201
Other comprehensive income (loss)	323	74									74		74	1	0	14	160
Total comprehensive income (loss)	3,480	958	0				884	0			74		970	7	1	183	1,361
Distributions	(4,491)	(573)					(573)						(580)	(4)	1	(108)	(3,225)
Preferred distributions	(15)	(15)					(15)
Issuances / repurchases of equity interests in operating subsidiaries	(779)	(468)		420	(439)		9		(38)				(21)		4	(107)	(607)
Exchange of exchangeable units	0	10			8				2				2	(12)
Conversion of Class A shares of Brookfield Property REIT Inc.	0	1,065			701				364				0			(1,065)
Change in relative interests of non-controlling interests	0	(56)	0						(25)	1	(31)	(1)	89	0	31	(64)
Ending balance at Dec. 31, 2019	44,935	13,274	4	420	9,257	4	2,539	2	1,960	(1)	(482)	(1)	13,200	87	35	1,930	15,985
Preferred Dividends	15	15					15
Net (loss) income	3,157	884	0				884	0					896	6	1	169	1,201
Comprehensive income	3,480	958	0				884	0			74		970	7	1	183	1,361
Limited partners	4,491	573					573						580	4	(1)	108	3,225
Issuances / repurchases of equity interests in operating subsidiaries	(779)	(468)		420	(439)		9		(38)				(21)		4	(107)	(607)
Other comprehensive income (loss)	323	74									74		74	1	0	14	160
Net (loss) income	(2,058)	(1,098)					(1,098)						(1,119)	(7)	(4)	(130)	300
Other comprehensive income (loss)	414	211									211		215	1		25	(39)
Total comprehensive income (loss)	(1,644)	(887)					(1,098)				211		(904)	(6)	(3)	(105)	261
Distributions	(2,167)	(583)					(583)						(587)	(4)	(2)	(68)	(923)
Preferred distributions	(42)	(20)					(20)						(20)			(2)
Issuances / repurchases of equity interests in operating subsidiaries	441	(231)		279	(857)		(352)		1,012		(34)		198		5	(174)	364
Exchange of exchangeable units	0	3			2				1				1	(4)
Conversion of Class A shares of Brookfield Property REIT Inc.	0	337			160				177							(337)
Change in relative interests of non-controlling interests	0	(184)							(140)	0	(44)	0	361		17	(194)
Ending balance at Dec. 31, 2020	41,523	11,709	$ 4	699	8,562	$ 4	486	$ 2	3,010	$ (1)	(349)	$ (1)	12,249	73	52	1,050	15,687
Preferred Dividends	42	20					20						20			2
Net (loss) income	(2,058)	(1,098)					(1,098)						(1,119)	(7)	(4)	(130)	300
Comprehensive income	(1,644)	(887)					(1,098)				211		(904)	(6)	(3)	(105)	261
Limited partners	2,167	583					583						587	4	2	68	923
Issuances / repurchases of equity interests in operating subsidiaries	441	(231)		$ 279	$ (857)		$ (352)		$ 1,012		(34)		198		$ 5	(174)	364
Other comprehensive income (loss)	$ 414	$ 211									$ 211		$ 215	$ 1		$ 25	$ (39)